Related Party transactions - Major investment and Recovery transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
WooriG Public Offering stock 10 securities Investment Trust [Bond mixed] C(F)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		₩ 1,000
Recovery and others	₩ 1,064
WooriG IGIS Securities Investment Trust [Bond] C(F)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		₩ 1,300
Recovery and others	1,306
Woori China Mainland Stock Securities Investment Trust
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others	568
Woori Long-term government bond securities Investment Trust No.1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	2,000
Woori New MMF No.3
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others	20,105
Woori Multi-Return Securities Investment Trust 1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	8,000
Woori Multi-Return Securities Investment Trust 2 (Balanced Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	8,000
Woori Short term Plus Securities Investment Trust
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Woori Smart New Deal 30 Target Conversion Securities Investment trust No.3
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Woori Smart Balance Securities Investment Trust (Stock)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	500
Woori ACE Public Offering stock Alpha Securities Investment Trust (Bond Mixed)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	₩ 831